Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

August 30, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Institutional Trust

(solely with respect to Western Asset Institutional U.S. Treasury Obligations Money Market Fund)

(File Nos. 33-49552 and 811-06740)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Institutional Trust, a Maryland statutory trust (the “Registrant”), we are hereby filing Post-Effective Amendment No. 87 to the registration statement for the Registrant (the “Amendment”), relating to Western Asset Institutional U.S. Treasury Obligations Money Market Fund (the “Fund”), on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment, which is being filed pursuant to Rule 485(b) under the 1933 Act for the purpose of certain changes, none of which renders the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485, is to be effective on September 3, 2013. The Amendment is also being filed to respond to comments received from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”).

On July 23, 2013, the Registrant received comments from Ms. Valerie Lithotomos of the Staff regarding Post-Effective Amendment No. 85 to the Registrant’s registration statement on Form N-1A relating to the Fund filed on June 7, 2013. Following is a summary of the comments received from Ms. Lithotomos and the Registrant’s responses on behalf of the Fund.

1. Comment: Please provide the Staff a copy of the Fund’s investment management agreement prior to the effective date of the Fund’s registration.

Response: In response to the Staff’s request, on August 20, 2013 the Registrant filed the form of management agreement to be entered into by the Fund and its manager as an exhibit to Post-Effective Amendment No. 86 to the Registrant’s registration statement.

2. Comment: The Staff commented on the paragraph in the Fund’s prospectuses titled “$1.00 net asset value,” which explains that the Fund could reduce the number of its outstanding shares in order to maintain a $1.00 net asset value. The Staff noted that such an action would be permissible, but that the Staff would like the disclosure to state more explicitly that reducing the number of shares outstanding would be equivalent to breaking the buck. The Staff also requested that the Registrant revise the disclosure so that it would explain how a reduction of shares would be accomplished, why such action would be taken, and what the effect would be.

Response: The Registrant has added disclosure in the Fund’s prospectuses and in its SAI in response to the Staff’s request. Specifically, the Registrant has expanded the discussion of “breaking the buck,” which appears at the front of the sections titled “Certain risks” and “More on the fund’s investment strategies, investments and risks — More on risks of investing in the fund.” This disclosure now explains that in a situation where the fund would otherwise break the buck, the fund could maintain a $1.00 per share net asset value by reducing the number of shares owned by each shareholder, which would have the same economic effect on a shareholder as breaking the buck. In addition, the Registrant has (i) relabeled the paragraph titled “$1.00 net asset value” as “Reduction in number of shares” to better identify the disclosure contained therein, (ii) revised the text of that paragraph to indicate that, if the value of the fund’s assets were to decline, the number of fund shares could be reduced though a reverse stock split, and (iii) relocated the paragraph to the portion of the prospectus that describes matters relating to ownership of fund shares. The Registrant has also added similar disclosure to the section titled “Valuation of Shares” in the Fund’s Statement of Additional Information.

In connection with the responses provided above, the Registrant is furnishing a “Tandy” representation letter as Exhibit A hereto.

Please contact the undersigned at 617-951-8381 or 617-951-8267 or with any questions or comments you might have regarding the above.

Sincerely,

/s/ Mari A. Wilson

/s/ Barry N. Hurwitz

Exhibit A

Legg Mason Partners Institutional Trust

620 Eighth Avenue

New York, NY 10018

August 30, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Partners Institutional Trust

(solely with respect to Western Asset Institutional U.S. Treasury Obligations Money Market Fund)

(File Nos. 33-49552 and 811-06740)

Ladies and Gentlemen:

In connection with its review of Post-Effective Amendment No. 85 to the registration statement on Form N-1A for the Registrant, relating to the Fund, as filed with the Securities and Exchange Commission (the “Commission”) on June 7, 2013, the Registrant acknowledges that, with respect to filings made by the Registrant with the Commission and reviewed by the staff of the Commission (the “Staff”):

(a)	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

(b)	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

(c)	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

Legg Mason Partners Institutional Trust

By:	/s/ Rosemary D. Emmens
Name: Rosemary D. Emmens
Title: Assistant Secretary